Note 17 - Income Taxes (Tables)	12 Months Ended
Jan. 31, 2017
Notes Tables
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
Year Ended	January 31, 2017	January 31, 2016	January 31, 2015

Canada	19,560	13,933	14,489
United States	2,670	4,773	6,300
Other countries	9,270	9,064	1,032
	31,500	27,770	21,821

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Year Ended	January 31, 2017	January 31, 2016	January 31, 2015
Current income tax expense
Canada	447	94	568
United States	873	70	1,060
Other countries	2,702	1,279	1,156
	4,022	1,443	2,784
Deferred income tax expense (recovery)
Canada	4,251	3,493	3,741
United States	1,272	800	2,144
Other countries	(1,883)	1,472	(1,907)
	3,640	5,765	3,978
	7,662	7,208	6,762

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	January 31, 2017	January 31, 2016
Assets
Accruals not currently deductible	11,975	8,653
Accumulated net operating losses	17,571	19,859
Corporate minimum taxes	1,767	1,589
Research and development and other tax credits and expenses	3,424	2,885
Other timing differences	683	924
Total deferred income tax assets	35,420	33,910
Liabilities
Difference between tax and accounting basis of intangible assets	(23,393)	(9,584)
Difference between tax and accounting basis of property and equipment	(2,655)	700
Uncertain tax positions incurred in loss years	(205)	(356)
Total deferred income tax liabilities	(26,253)	(9,240)
Net deferred income taxes	9,167	24,670
Valuation allowance	(12,115)	(13,963)
Net deferred income taxes, net of valuation allowance	(2,948)	10,707

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
Year Ended	January 31, 2017	January 31, 2016	January 31, 2015
Net income before taxes	31,500	27,770	21,821

Combined basic Canadian statutory rates	26.5%	26.5%	26.5%

Income tax expense based on the above rates	8,347	7,359	5,783
Increase (decrease) in income taxes resulting from:
Permanent differences including amortization of intangible assets	(882)	(2,593)	800
Effect of differences between Canadian and foreign tax rates	213	169	1,007
Effect of rate changes on current year timing differences	495	1,150	-
Adjustments relating to previous periods	(431)	36	9
Increase (decrease) in tax reserves	492	(172)	(41)
Valuation allowance	(1,580)	(41)	(1,195)
Stock compensation	351	345	86
Deferred tax charges	400	270	-
Other, including foreign exchange	257	685	313
Income tax expense	7,662	7,208	6,762

Summary of Operating Loss Carryforwards [Table Text Block]
Expiry year	United States	EMEA	Asia Pacific	Total
2018	-	283	-	283
2019	1,766	-	-	1,766
2020	-	-	671	671
2021	-	-	83	83
2022	-	-	-	-
Thereafter	11,945	54,762	6,795	73,502
	13,711	55,045	7,549	76,305

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
	January 31, 2017	January 31, 2016	January 31, 2015
Liability, beginning of year	5,768	5,721	6,211
Gross increases – current period	1,939	1,967	825
Lapsing due to statutes of limitations	(1,319)	(1,920)	(1,315)
Liability, end of year	6,388	5,768	5,721